10. Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Number of shares used in the earnings per share
	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Income attributable to equity holders of the parent
Continuing operations	8,808,815	26,525,968	6,922,583
Discontinued operations	-	424,850	1,217,236
	8,808,815	26,950,818	8,139,819

Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408